Summary Of Significant Accounting Policies - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	30,563,107	50,867,639